Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts receivable	¥ 385,935	$ 55,955	¥ 263,000
Allowance for credit losses	(102,161)	(14,812)	(92,695)
Accounts receivable, net	¥ 283,774	$ 41,143	¥ 170,305